Capital Stock (Details 7) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Capital Stock [Abstract]
Net earnings before discontinued operations	$ (19,786)	$ 3,926	$ 11,497
Net income from discontinued operations, net of tax			31,924
Net (loss) income	$ (19,786)	$ 3,926	$ 43,421
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average shares outstanding for basic earnings per share	14,998,540	15,791,396	15,636,853
Effects of dilution from:
Stock options		772,267	1,601,227
Warrants			900,000
Weighted average shares outstanding for diluted earnings per share	14,998,540	16,563,663	18,138,080